Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s income tax provision consists of the following:

	December 31,
	2024	2023
Current
Federal	$-	$-
State	-	-
Deferred
Federal	(667,496)	(90,502)
State	-	-
Valuation allowance	667,496	90,502
Income tax provision	$-	$-

The Company’s net deferred tax assets are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Start-up/Organization costs	$124,713	$50,795
Intangibles	1,703	885
Stock based compensation	583,239	-
Net operating loss carryforwards	114,223	104,701
Total deferred tax assets	823,877	156,381
Valuation allowance	(823,877)	(156,381)
Deferred tax asset, net of allowance	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance for the years ended December 31, 2024 and 2023.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
M&A/ Deal cost	-6.0%	0.0%
Meals and entertainment	0.0%	-0.1%
Financing costs and stock based compensation expenses	-0.3%	-0.2%
Start-up/Organization costs	0.0%	0.0%
Change in valuation allowance	-14.7%	-20.7%
Income tax expense	0.0%	0.0%

There were no unrecognized tax benefits or accruals for interest and penalties as of December 31, 2024 and 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.